Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2026	May 31, 2026	May 31, 2026
C000015135 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Average Annual Return, Percent	5.81%	1.21%	2.02%
C000015134 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at maximum sales charge (Offering Price)
Average Annual Return, Percent	2.37%	0.38%	1.50%
C000015136 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at maximum sales charge (Offering Price)
Average Annual Return, Percent	2.39%	(0.21%)	1.43%
C000015138 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Average Annual Return, Percent	7.06%	0.84%	2.07%
C000015141 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Average Annual Return, Percent	7.54%	0.07%	1.50%
C000015139 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at maximum sales charge (Offering Price)
Average Annual Return, Percent	2.86%	(0.97%)	0.86%
C000015145 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at maximum sales charge (Offering Price)
Average Annual Return, Percent	2.60%	0.10%	1.29%
C000015146 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Average Annual Return, Percent	5.99%	0.91%	1.80%
Without Sales Load [Member] | C000137678 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	4.77%	0.21%	1.16%
Without Sales Load [Member] | C000015134 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	5.59%	1.00%	1.81%
Without Sales Load [Member] | C000015136 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	6.92%	0.65%	1.87%
Without Sales Load [Member] | C000137679 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	6.08%	(0.16%)	1.22%
Without Sales Load [Member] | C000137680 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	6.39%	(0.91%)	0.66%
Without Sales Load [Member] | C000015139 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	7.35%	(0.11%)	1.30%
Without Sales Load [Member] | C000015145 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	5.81%	0.71%	1.60%
Without Sales Load [Member] | C000137681 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	4.86%	(0.10%)	0.94%
S And P Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Municipal Bond Index
Average Annual Return, Percent	6.57%	1.14%	2.30%
Lipper Other States Intermediate Municipal Debt Funds Classification Average [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Other States Intermediate Municipal Debt Funds Classification Average
Average Annual Return, Percent	5.12%	0.52%	1.40%
S And P Municipal Bond Intermediate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Municipal Bond Intermediate Index
Average Annual Return, Percent	5.92%	1.23%	2.25%
S And P Municipal Bond Minnesota Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Municipal Bond Minnesota Index
Average Annual Return, Percent	6.55%	1.15%	2.16%
Lipper Minnesota Municipal Debt Funds Classification Average [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Minnesota Municipal Debt Funds Classification Average
Average Annual Return, Percent	7.58%	0.53%	1.66%
Lipper Other States Municipal Debt Funds Classification Average [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Other States Municipal Debt Funds Classification Average
Average Annual Return, Percent	7.08%	0.43%	1.54%
S And P Municipal Bond Nebraska Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Municipal Bond Nebraska Index
Average Annual Return, Percent	7.01%	1.04%	2.16%